Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Disclosure of employee benefits

	2024	2023	2022
	$m	$m	$m
Wages and salaries	845.6	680.0	382.5
Share-based compensation expense	29.6	20.3	16.7
Employer’s national insurance contributions and similar taxes	60.0	43.2	26.7
Short-term monetary benefits	17.9	15.6	7.3
Defined contribution pension cost	11.8	8.9	3.8
Apprenticeship levy	0.8	0.7	0.4
Redundancy payments	5.4	1.6	1.2
Total staff costs	971.1	770.3	438.6